Cover	Sep. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2024
Entity File Number	333-56293
Entity Registrant Name	CORETAG, INC.
Entity Central Index Key	0001624140
Entity Tax Identification Number	35-2515740
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7325 Oswego Road
Entity Address, City or Town	Liverpool
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13090
City Area Code	(315)
Local Phone Number	451-7515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false